Share Capital (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 24, 2019 USD ($)	Dec. 31, 2019 USD ($) shares yr $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Jun. 28, 2019 shares	Jun. 03, 2019 $ / shares shares	Dec. 31, 2017 shares	Jun. 27, 2007 shares
Disclosure of classes of share capital [line items]
Share-based compensation | $		$ 1,558,000	$ 1,742,000
Capital reserve | $			$ 1,544,000
Number of outstanding share options vested and exercisable		1,059,000
Number of options outstanding		24,066,000	22,692,002			21,659,002
Share capital | $		$ 526,884,000	$ 272,420,000
Weighted average share price | $ / shares		$ 0.78	$ 1.00
Number of share units settled upon vesting options		240,000
Number of shares settled with exercise shares		15,171
Glencore [Member]
Disclosure of classes of share capital [line items]
Common share issued		682,813,838		430,521,941
Proceeds from common share | $		$ 265,000,000
Expense and fees related to Rights Offering | $		11,953,000
Commitment fee | $		7,690,000
Repayment of Convertible debt | $		59,881,000
Rapyament of Non-Convertible debt | $		190,436,000
Settlement of offering Subsciption amount fom debt | $		$ 243,435,000
Percentage of shares owned	71.60%
Glencore [Member] | Rights Offering [Member]
Disclosure of classes of share capital [line items]
Common share issued				196,726,042
Rights Offering [Member]
Disclosure of classes of share capital [line items]
Common share issued					2.119069
Price per share | $ / shares					$ 0.3881
Proceeds from common share | $	$ 265,000,000
Land Purchase Options [Member]
Disclosure of classes of share capital [line items]
Common share issued		78,750	128,750
Proceeds from common share | $		$ 46,000	$ 123,000
Omnibus Plan [Member]
Disclosure of classes of share capital [line items]
Common share issued							2,500,000
Share-based compensation | $		2,055,000	2,202,000
Capital amount to property | $		497,000	460,000
Capital reserve | $		1,986,000	1,787,000
Additional paid-in capital | $		15,000	310,000
Share capital | $		$ 84,000	$ 105,000
Exercise of Share Options [Member]
Disclosure of classes of share capital [line items]
Common share issued		400,171	225,000
Proceeds from common share | $		$ 274,000	$ 151,000
Exercise of Warrant [Member]
Disclosure of classes of share capital [line items]
Common share issued			590,500
Proceeds from common share | $			$ 591,000
Share Options [Member]
Disclosure of classes of share capital [line items]
Share-based compensation | $		$ 1,171,000	803,000
Share Options [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr		0.01
Share Options [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period | yr		8.18
Restricted Stock Unit [Member]
Disclosure of classes of share capital [line items]
Proceeds from common share | $		$ 800,000	1,294,000
Share-based compensation | $		84,000	105,000
Vesting of restricted share units | $		$ 1,013,000	$ 783,000
Number of share units settled upon vesting options		309,354	316,714
Proceeds cash from vesting options | $		$ 232,000	$ 377,000
Production [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		699,000
Number of options outstanding		459,272
Other [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		60,000
June 2020 [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		300,000
Restricted Share Unit (RSU) [Member]
Disclosure of classes of share capital [line items]
Number of outstanding share options vested and exercisable		850,651
Number of options outstanding		4,648,864	3,347,907			3,281,030
Fair value of option | $		$ 1,355,000	$ 1,135,000
Number of share units settled upon vesting options		972,576
Number of restricted shares settled upon vesting in restricted shares unit		6,444,510	843,413
Number of restricted shares settled		95,500
Construction Finance [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		865,575
Milestone 4 Bonus Shares [Member]
Disclosure of classes of share capital [line items]
Fair value of option | $			$ 25,000
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		31,379,179	27,189,713			21,322,212
Warrant [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period		1.80
Warrant [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Outstanding share options expire period		4.25
March 2020 [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		707,649
June 2020 [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		126,130
January 2021 [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		1,545,837
Other [Member]
Disclosure of classes of share capital [line items]
Number of options outstanding		93,750